UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                     SEI ALPHA STRATEGY PORTFOLIOS, LP

                  Investment Company Act File Number: 811-22112


                                   Registrant
                     SEI Alpha Strategy Alpha Portfolios, LP
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                                 (610) 676-1114

                                Agent For Service
                         The Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801


                        Date of Fiscal Year End: May 31

             Date of Reporting Period: July 1, 2007 to June 30, 2008
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Item 1. Proxy Voting Record


                            SEI LIBOR Plus Portfolio

No votes have been cast on securities held by this fund during the voting period.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


SEI Alpha Strategy Portfolios, LP

By:  /s/ Robert A. Nesher

President

Date:  August 31, 2008